Expense Example - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - FidelityAdvisorStrategicIncomeFund-AMCIZPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Strategic Income Fund - Class A
Expense Example:
1 year	$ 492
3 years	688
5 years	899
10 years	1,509
Fidelity Advisor Strategic Income Fund - Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,799
Fidelity Advisor Strategic Income Fund - Class M
Expense Example:
1 year	492
3 years	688
5 years	899
10 years	1,509
Fidelity Advisor Strategic Income Fund - Class I
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	859
Fidelity Advisor Strategic Income Fund - Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738